Condensed consolidated balance sheet (unaudited) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Assets
Cash and balances at central banks	£ 200,071	£ 180,365
Cash collateral and settlement balances	146,848	113,987
Debt securities at amortised cost	54,605	50,227
Loans and advances at amortised cost to banks	8,819	8,780
Loans and advances at amortised cost to customers	133,284	136,047
Reverse repurchase agreements and other similar secured lending	7,007	3,393
Trading portfolio assets	186,243	166,244
Financial assets at fair value through the income statement	216,633	191,845
Derivative financial instruments	279,671	292,356
Financial assets at fair value through other comprehensive income	46,136	51,010
Investments in associates and joint ventures	15	14
Goodwill and intangible assets	1,212	1,425
Property, plant and equipment	1,462	1,546
Current tax assets	221	785
Deferred tax assets	3,211	4,133
Retirement benefit assets	2,997	3,263
Assets included in disposal groups classified as held for sale	5,585	9,854
Other assets	3,290	3,250
Total assets	1,297,310	1,218,524
Liabilities
Deposits at amortised cost from banks	19,347	13,252
Deposits at amortised cost from customers	306,718	306,124
Cash collateral and settlement balances	138,788	104,627
Repurchase agreements and other similar secured borrowing	23,974	29,397
Debt securities in issue	45,925	35,803
Subordinated liabilities	43,221	41,875
Trading portfolio liabilities	67,802	56,182
Financial liabilities designated at fair value	315,762	279,777
Derivative financial instruments	265,289	279,331
Current tax liabilities	593	404
Deferred tax liabilities	2	2
Retirement benefit liabilities	160	164
Provisions	793	736
Liabilities included in disposal groups classified as held for sale	0	3,726
Other liabilities	7,688	7,904
Total liabilities	1,236,062	1,159,304
Equity
Called up share capital and share premium	2,346	2,348
Other equity instruments	10,479	9,604
Other reserves	(953)	(1,302)
Retained earnings	49,376	48,570
Total equity	61,248	59,220
Total liabilities and equity	£ 1,297,310	£ 1,218,524